Net Loss Per Share - Summary of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Net loss attributable to common shareholders
Net loss	$ (13,042)	$ (12,182)	$ (48,651)	$ (25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Weighted-average shares outstanding - basic	23,912,928	12,072,473
Weighted-average shares outstanding - diluted	23,912,928	12,072,473		12,072,473
Net loss per share attributable to common shareholders
Net loss per share attributable to common shares - basic	$ (0.55)	$ (1.01)
Net loss per share attributable to common shares - diluted	$ (0.55)	$ (1.01)
MARIADB CORPORATION AB [Member]
Net loss attributable to common shareholders
Net loss			$ (48,651)	$ (25,442)
Weighted-average shares outstanding used to compute net loss per share attributable to common shareholders
Weighted-average shares outstanding - basic			58,801,357	50,361,879
Weighted-average shares outstanding - diluted			58,801,357	50,361,879
Net loss per share attributable to common shareholders
Net loss per share attributable to common shares - basic			$ (0.83)	$ (0.51)
Net loss per share attributable to common shares - diluted			$ (0.83)	$ (0.51)